Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Accrued payroll and welfare	1,898	2,407	346
Tax payable	2,342	3,115	447
Interest payable	382	310	45
Users’ and distributors’ deposits	661	641	92
Purchase of fixed assets and computer parts	1,890	1,220	175
Traffic acquisition costs	2,911	2,772	398
Bandwidth costs	2,085	2,492	358
Content acquisition costs	8,873	7,267	1,044
Funds collected on behalf of service providers	353	498	72
Payable to merchants	340	310	45
Accrued other operating expenses	10,680	8,925	1,282
Others	2,966	2,744	394

	35,381	32,701	4,698